Long term debt	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Long term debt

10. Long term debt

Long term debt, consists of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Secured term loans:
Foreign currency loans	35,524,189	45,124,494	652,465
Indian rupee loans	17,573,746	23,813,316	344,322
	53,097,937	68,937,810	996,787
Other secured bank loan:
Vehicle loan	10,886	9,588	139
Total debt	53,108,823	68,947,398	996,926
Less current portion	873,883	7,288,995	105,393
Long-term debt	52,234,940	61,658,403	891,533

Term loans

5.5% Senior Notes

During the year ended March 31, 2018, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 5.5% US$ denominated Senior Notes (“5.5% Senior Notes” or “Green Bonds”) and raised INR 31,260,069 net of discount of INR 8,601 at 0.03% and issuance expense of INR 585,832. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST). In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.5% Senior Notes are payable on a semi-annual basis and the principal amount is payable in November 2022. As of March 31, 2019, the net carrying value of the Green Bonds as on March 31, 2019 was INR 34,123,119 (US$ 493,394). The Company has guaranteed the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares.

Non-Convertible Debentures

During the year ended March 31, 2018, the Company issued Non-Convertible Debentures in one of our subsidiaries and borrowed INR 1,864,584, net of issuance expense of INR 35,416. The debentures carry an interest rate of 12.30% per annum. The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually commenced March 2018. The issuance expenses are amortized over the term of the contract using the effective interest rate method. As of March 31, 2019, the net carrying value of the non-convertible debentures was INR 1,863,899 (US$ 26,951).

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in one of our subsidiaries and borrowed INR 1,477,930 (US$ 21,370), net of issuance expense of INR 22,070 (US$ 319). The debentures carry an interest rate of 10.50% per annum. The debentures are repayable on the expiry of a period of 15 months from the date of allotment and interest payments are payable every three months commenced December 2018. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The Non-Convertible debentures are collateralized with the shares of two of its subsidiaries in terms of the debentures deed. As of March 31, 2019, the net carrying value of the non-convertible debentures was INR 1,490,807 (US$ 21,556).

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in two of our subsidiaries and borrowed INR 547,996 (US$ 7,924), net of issuance expense of INR 14,044 (US$ 203). The debentures carry an interest rate of 10.32% per annum. The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The borrowing is collateralized by first ranking pari paasu mortgage charge on all immovable and movable properties of the borrower. As of March 31, 2019, the net carrying value of the non-convertible debentures was INR 548,347 (US$ 7,929).

Project level secured term loans

Foreign currency loans

The net carrying value of the loan as of March 31, 2019 is INR 683,924 (US$ 9,889) which was borrowed for the financing of a 5 MW solar power project, which carries a fixed interest rate of 4.40%. The loan is repayable in 66 quarterly instalments commenced July 15, 2012. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 560,024 (US$ 8,098) as of March 31, 2019.

The net carrying value of the loan as of March 31,2019 is INR 3,040,316 (US$ 43,961), which was borrowed for the financing of a 35 MW solar power project, which carries a fixed interest rate of 4.07%. The loan is repayable in 36 semi-annual instalments which commenced on August 20, 2013. The borrowing is collateralized by underlying solar power project assets with a net carrying value of INR 2,655,115 (US$ 38,391) as of March 31, 2019.

During the year ended March 31, 2018, the company entered into an unsecured credit facility commitment for financing future rooftop solar power projects, which carries a fixed interest rate of 4.42%. The net carrying value of the loan as of March 31,2019 is INR 47,378 (US$ 685). The interest rate for the facility is fixed at lender’s base rate plus 2.25% per annum at the time of first disbursement. The loan is repayable in 54 quarterly instalments which commenced from October 15, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 53,995 (US$ 781) as of March 31, 2019.

During the year ended March 31, 2019, the Company borrowed INR 4,674,908 as a project level bridge loan facility for the financing of a 260 MW solar power project. The facility carries a variable interest rate of LIBOR + 1.5% determined on semi-annual basis. The loan is repayable upon refinancing through a long-term debt. The borrowing is collateralized by pledge of 100% of the equity shares of the subsidiary and first charge on underlying solar power project of the subsidiary. Further, the Company has provided a guarantee for the facility. The net carrying value of the loan as of March 31,2019 is INR 4,835,593 (US$ 69,919).

During the year ended March 31, 2019, the Company borrowed INR 367,991 and INR 183,996, as project level financing for some of our rooftop projects. These facilities carry an interest rate of LIBOR + 2.75% and interest payments are payable every three months commencing from April 2019. The loan is repayable on October 15, 2024. The borrowing is collateralized by first ranking pari-paasu mortgage charge on all immovable and movable properties of the borrower. The net carrying value of the loan as of March 31,2019 is INR 539,165 (US$ 7,796).

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totalling INR 268,464 and INR 304,299 (US$ 4,400) at March 31, 2018 and March 31, 2019, are classified as restricted cash on the consolidated balance sheets.

Foreign currency loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances. As of March 31, 2019, the Company is in compliance with all such covenants.

Indian rupee loans

The net carrying value of the loan as of March 31, 2019 is INR 89,568 (US$ 1,295), borrowed for the financing of a 2.5 MW solar power project. The interest rate as of March 31, 2019 was 12.15% per annum. The loan is repayable in 29 semi-annual instalments which commenced on January 15, 2014. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 128,576 (US$ 1,859) as of March 31, 2019.

The net carrying value of the loan as of March 31, 2019 is INR 1,339,576 (US$ 19,369), borrowed for financing of a 30 MW solar power project from a consortium of bank led by Yes Bank, which carries a floating rate of interest at a respective lender’s lending rate plus 1.5% per annum. The loan is repayable in 58 quarterly instalments commenced December 2015. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,585,635 (US$ 22,927) as of March 31, 2019.

The net carrying value of the loan as of March 31, 2019 is INR 1,408,228 (US$ 20,362), borrowed for financing of a 28 MW solar power project, which has been refinanced from L&T Finance and United Bank of India and unamortized carrying value of ancillary cost of borrowing was expensed. The floating interest rate at L&T PLR less spread 4.9% (as on date of disbursement) and for United Bank of India, the rate is at L&T PLR less 4.5%, the interest is fixed for first 5 years. The loan is repayable in 72 quarterly instalments commenced October 1, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,356,688 (US$ 19,617) as of March 31, 2019.

During the year ended March 31, 2018, the Company borrowed INR 413,300 for financing of a 14 MW solar power project from Indusind Bank. The floating interest rate is MCLR plus 1.45% per annum. The loan is repayable in 55 quarterly instalments commenced June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 495,899 (US$ 7,170) as of March 31, 2019. The net carrying value of the loan as of March 31, 2019 is INR 388,596 (US$ 5,619).

During the year ended March 31, 2018, the Company borrowed INR 1,614,100 for financing of a 40 MW solar power project from Indian Renewable Energy Development Agency (IREDA). The floating interest rate at rate of interest for Grade-III borrower as per credit risk rating system of IREDA and external grading of Grade-III. The loan is repayable in 60 quarterly instalments commencing September 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,799,823 (US$ 26,024) as of March 31, 2019. The net carrying value of the loan as of March 31,2019 is INR 1,470,583 (US$ 21,263).

During the year ended March 31, 2018, the Company borrowed INR 375,000 for financing of a 7 MW solar power project from PTC India Financial Services. The floating interest rate at PFS reference rate less 3.5%. The loan is repayable in 63 quarterly instalments commenced December, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 388,738 (US$ 5,621) as of March 31, 2019. The net carrying value of the loan as of March 31,2019 is INR 339,085 (US$ 4,903).

During the year ended March 31, 2018, the Company borrowed INR 2,300,000 for financing of a 50 MW solar power project, from PTC India Financial Services. The floating interest rate at PFS reference rate less 3.5%. The loan is repayable in 63 quarterly instalments commenced September 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,518,454 (US$ 36,415) as of March 31, 2019. The net carrying value of the loan as of March 31, 2019 is INR 2,161,133 (US$ 31,248).

During the year ended March 31, 2018, the Company borrowed INR 2,287,200 for financing of a 50 MW solar power project, from PTC India Financial Services. The floating interest rate at PFS reference rate less 3.25%. During March 2019, loan amount of INR 1,500,000 was refinanced from Tata Cleantech Capital Limited. The floating interest rate at TCCL Prime Lending Rate less 4.9%. The loan is repayable in 63 quarterly instalments commenced September 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,518,454 (US$ 36,415) as of March 31, 2019. The net carrying value of the loan as of March 31, 2019 is INR 2,091,743 (US$ 30,245).

The net carrying value of the loan as of March 31, 2019 is INR 461,905 (US$ 6,679), borrowed for financing of a 10 MW solar power project, from Rural Electrification Corporation Limited (REC). The rate of interest shall be applicable for a Grade-III borrower for the financing will reset after 10 years. The floating interest rate is at REC lending rate. The loan is repayable in 60 quarterly instalments commencing June 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 554,982 (US$ 8,025) as of March 31, 2019.

During the year ended March 31, 2018, the Company borrowed INR 3,800,000 for financing 100 MW solar power project and was refinanced with a new loan during September 2017 from Indian Renewable Energy Development Agency (IREDA). The floating interest rate at Grade-II as per IREDA. The loan is repayable in 73 quarterly instalments commenced June 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 5,117,991 (US$ 74,002) as of March 31, 2019. The net carrying value of the loan as of March 31,2019 is INR 5,508,657 (US$ 79,651).

During the year ended March 31, 2019, the Company borrowed INR 1,070,000 for financing 200 MW solar power project from Yes Bank. The floating interest rate at MCLR plus 0.55%. The loan is repayable in 74 quarterly instalments commencing March 2020. The borrowing is collateralized by the underlying under construction solar power project assets with a net carrying value of INR 6,662,878 (US$ 96,340) as of March 31, 2019. The net carrying value of the loan as of March 31,2019 is INR 1,047,846 (US$ 15,151).

During the year ended March 31, 2019, the Company borrowed INR 3,530,000 for financing 100 MW solar power project, from L&T Finance. The loan is repayable within two years from the date of drawdown. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of the asset. The floating interest rate at L&T PLR less spread 4.65% The net carrying value of the loan as of March 31,2019 is INR 3,488,742 (US$ 50,445).

During the year ended March 31, 2019, the Company borrowed INR 124,120 (US$ 1,795) as External Commercial Borrowings for some of our rooftop projects from International Financial Corporation (‘IFC’). These facilities carry an interest rate of 10.74% and interest payments are payable every three months commencing from April 2019. The borrowing is collateralized by first ranking pari-paasu mortgage charge on all immovable and movable properties of the borrower. The loan is repayable on October 15, 2024. The net carrying value of the loan as of March 31,2019 is INR 120,939 (US$ 1,749).

As of March 31, 2019, the Company has unused commitments for long-term financing arrangements amounting to INR 10,158,901 (US$ 146,890) for solar power projects.

Trade credit

As of March 2019, the Company had entered into multiple buyer’s credit facilities amounting to INR 1,596,070 (US$ 22,801). These facilities carry a floating interest rate of LIBOR+ 0.5%, for its solar power projects. The trade credits shall to be repaid in 2.7 -2.8 years from the date of shipment with semi-annual interest payments.

From December till January 2019, the Company had entered into buyer’s credit facility amounting to INR 281,120 (US$ 4,016) at six months LIBOR plus 0.8% spread, for some of its operational SPV’s.

Short term

In February 2017, the Company entered into a revolving credit facility in the amount of INR 2,500,000. The facility was closed in September 2018.

For the year ended March 31, 2019, the Company entered into a revolving credit facility in the amount of INR 500,000, from Reliance Commercial finance. The company has drawn the whole facility as of March 31, 2019. Borrowings under this facility are repayable within 12 months of disbursement. The floating interest rate at respective lender’s PLR rate minus 5.5%. The unamortized balance of debt financing cost as of March 31, 2019 is INR 4,460 (US$ 67).

For the year ended March 31, 2019, the Company entered into a short-term credit facility in the amount of INR 2,500,000. Borrowings under this facility are repayable within 12 months of disbursement. The company has drawn INR 1,400,000 as of March 31, 2019. The facility bears an interest rate of 11.25%. The unamortized balance of debt financing cost as of March 31, 2019 is INR 5,423 (US$ 78).

For the year ended March 31, 2019, the Company entered into working capital facility in the amount of INR 1,950,000. The company has drawn the whole facility during the year out of which INR 1,010,000 was repaid as of March 31, 2019. Borrowings under this facility are repayable within 12 months of disbursement, unless renewed by the lenders thereafter, which the facility will be available till July 2022. The facility bears an interest rate of 12.50%. The unamortized balance of debt financing cost as of March 31, 2019 is INR 5,094 (US$ 74).

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends to APGL if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends to APGL out of restricted cash.

The carrying value of debt financing costs as on March 31, 2018 and 2019 was INR 827,539 and INR 850,715 (US$ 12,298) for the above loans, which is amortized over the term of the contract using the effective interest rate method.

As of March 31, 2019, the aggregate maturities of long-term debt are as follows:

	Annual maturities*
As of March 31,	INR	US$
2020	7,277,068	105,221
2021	4,560,982	65,948
2022	2,944,433	42,574
2023	36,088,821	521,816
2024	1,431,288	20,695
Thereafter	17,480,746	252,758
Total: aggregate maturities of long-term debt	69,783,338	1,009,012
Less: carrying value of unamortized debt financing costs	(835,940)	(12,086)
Net maturities of long-term debt	68,947,398	996,926
Less: current portion of long-term debt	(7,288,995)	(105,393)
Long-term debt	61,658,403	891,533

*

Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 29, 2019 as per Reserve Bank of India.